Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 51,300	$ 43,100
Deposits	482,510	470,710
Financial liabilities designated at fair value through profit or loss	135,150	113,988
Total deposits	1,315,174	1,261,921
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	756,000	719,000
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	51,000	44,000
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	482,510	470,710
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	23,000	25,100
Business and government [member] | TD Capital Trust IV [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	0	500
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 63	$ 83